Biological assets - Measurement of the premises adopted (Details) - ha	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare) eligible for fair value calculation	1,298,200,000	1,228,834,000
Average Annual Growth Volume Per Hectare Per Year	38,130	37,460
Average gross sale price of eucalyptus	116,770	111,900
Label Role Discount rate post-tax	8.10%	8.10%
Mature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare) eligible for fair value calculation	181,175,000	173,476,000
Immature biological assets [member]
Disclosure of detailed information about biological assets [line items]
Useful productive planted area (hectare) eligible for fair value calculation	1,117,025,000	1,055,358,000